OPTIONS (Details 2) (USD $)	0 Months Ended		9 Months Ended	12 Months Ended
	Sep. 10, 2013	May 10, 2013 2012 Incentive Compensation Plan	Sep. 30, 2013 2012 Incentive Compensation Plan	Dec. 31, 2012 2012 Incentive Compensation Plan
Number of options:
Options issued and outstanding, beginning			2,820,000
Options Granted		400,000	1,750,000
Exercised	142,500		142,500
Options issued and outstanding, ending			4,427,500	2,820,000
Weighted Average Exercise Price:
Weighted Average Exercise Price of Options outstanding, beginning (in dollars per share)			$ 0.25
Granted (in dollars per share)		$ 1.00	$ 0.58	$ 0.25
Exercised (in dollars per share)			$ 0.25
Weighted Average Exercise Price of Options outstanding, ending (in dollars per share)			$ 0.38	$ 0.25
Outstanding and exercisable options:
Weighted average remaining contractual life, beginning			4 years 2 months 23 days	5 years
Weighted average remaining contractual life, ending			4 years 2 months 23 days	5 years
Intrinsic value, beginning			$ 211,500
Intrinsic value, ending			$ 177,323	$ 211,500